Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
	December 31,
	2013	2012
	U.S. Dollars
Bank balances	16,405	13,790
Call deposits	-	4,987
Restricted cash	90	90

	16,495	18,867

Cash and Cash Equivalents, Currencies
The Company's cash and cash equivalent balance at December 31, 2013 and 2012 is denominated in the following currencies:

	December 31,
	2013	2012
	U.S. Dollars
US Dollars	11,015	13,933
Euro	1,936	1,476
New Israeli Shekels	1,208	1,742
Chinese RMB	1,101	1,149
Other currencies	1,235	567

	16,495	18,867